INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Income Taxes by Tax Jurisdictions

The provision for income taxes by tax jurisdictions for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Years ended December 31,
	2011	2012	2013
	$	$	$
Loss from operations before income tax:

PRC	(111,763,011)	(107,662,760)	(42,999,102)
Other jurisdictions	3,698,354	(9,635,640)	(7,482,743)

Total loss before income tax	(108,064,657)	(117,298,400)	(50,481,845)

Schedule of Income Tax Expense (Benefit)
	Years ended December 31,
	2011	2012	2013
	$	$	$

Current income tax expense:

PRC	(822,238)	-	(1,981,113)
Other jurisdictions	(2,866,755)	(339,223)	(1,881,831)

	(3,688,993)	(339,223)	(3,862,944)

Deferred income tax benefit (expense)

PRC	17,460,955	(17,231,276)	1,481,687
Other jurisdictions	-	1,275,278	1,253,630

	17,460,955	(15,955,998)	2,735,317

Total income tax benefit (expense)	13,771,962	(16,295,221)	(1,127,627)

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years ended December 31,
	2011	2012	2013

PRC statutory enterprise income tax rate	25.0%	25.0%	25.0%
Different tax rates in other jurisdictions	1.2%	(0.5)%	(3.3)%
Other non-deductible expense for tax purposes	(0.1)%	(0.2)%	(5.3)%
Effect of tax holiday	(4.9)%	(5.2)%	(5.5)%
Effect of future tax rate change	(1.6)%	7.8%	8.3%
50% additional deduction of R&D expense	0.8%	0.7%	1.2%
Change in valuation allowance	(3.4)%	(41.1)%	(23.5)%
Others	(0.9)%	(0.4)%	0.9%

	16.1%	(13.9)%	(2.2)%

Schedule of Deferred Tax Assets
	At December 31,
	2012	2013
	$	$
Deferred tax assets:
Depreciation of property, plant and equipment	1,720,769	2,188,731
Warranty costs	4,231,091	5,058,369
Inventory write-down	932,744	517,001
Allowance for doubtful account	13,486,357	14,608,597
Net operating loss carry forwards	39,472,810	51,570,404
Fixed assets impairment	169,793	175,045
Others	64,535	49,603

Gross total deferred tax assets	60,078,099	74,167,750
Valuation allowances	(52,895,481)	(64,754,872)

Net deferred tax assets	7,182,618	9,412,878

Analysis as:
Current	1,727,054	1,922,242
Non-current	5,455,564	7,490,636

Total deferred tax assets	7,182,618	9,412,878

Schedule of Deferred Tax Liabilities
	At December 31,
	2012	2013
	$	$
Deferred tax liabilities:
Intangible assets	(956,099)	(451,042)

Total deferred tax liabilities	(956,099)	(451,042)

Analysis as:
Current	(518,592)	(6,133)
Non-current	(437,507)	(444,909)

Total deferred tax liabilities	(956,099)	(451,042)